Related Party Transactions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Related party receivables		$ 11
Loan from shareholders	$ 15,188